FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Forward freight agreements one [Member]
Financial Liabilities
Financial liabilities	$ 0	$ (611)
Swap contract [member]
Financial Liabilities
Financial liabilities	(138)	(93)
Forward freight agreements one [Member]
Financial Assets
Financial assets	0	5,720
Swap contract [member]
Financial Assets
Financial assets	$ 51	$ 261